Segment Reporting (Schedule of Operating Information) (Details) - USD ($)	3 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Segment Reporting Information [Line Items]
Revenues	$ 624,897	$ 719,419
Gross Profit	131,218	240,510
General and Administrative Expenses	796,048	863,594
Net Loss	$ (2,017,347)	(631,453)
Technology [Member]
Segment Reporting Information [Line Items]
Revenues		502,664
Cost of Sales		407,351
Gross Profit		95,313
General and Administrative Expenses		650,067
Other Income (Expense)		(9,764)
Net Loss		(564,518)
Entertainment [Member]
Segment Reporting Information [Line Items]
Revenues		216,755
Cost of Sales		71,558
Gross Profit		145,197
General and Administrative Expenses		213,527
Other Income (Expense)		1,395
Net Loss		$ (66,935)